SECURED DEBENTURE (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
Interest expense	$ 3,914	$ 0
Debenture liability	$ 767,865	$ 916,042